6. EQUIPMENT	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 6. EQUIPMENT

	September 30, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$70,429	$55,247	$15,182	$81,314	$60,877	$20,437
Computer equipment	323,977	267,019	56,958	363,823	290,361	73,462
Field equipment	187,982	134,903	53,079	217,036	141,797	75,239
Buildings	42,235	36,078	6,157	48,762	40,334	8,428

	$624,623	$493,247	$131,376	$710,935	$533,369	$177,566